Nationwide®

VA Separate Account-A

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL–108–12/05

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Balanced Fund – Class I (ACVPBal) 471,648 shares (cost $3,197,164)	$3,537,360

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 719 shares (cost $13,655)	15,368

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc) 1,812 shares (cost $14,044)	14,022

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 2,124 shares (cost $48,075)	54,137

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 594,663 shares (cost $25,345,234)	20,040,149

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,400 shares (cost $28,166)	28,852

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 561,365 shares (cost $6,735,549)	6,478,151

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 152,939 shares (cost $2,066,421)	1,751,152

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 855,537 shares (cost $855,537)	855,537

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 1,166,947 shares (cost $12,945,351)	13,828,322

MFS® VIT – Total Return Series – Initial Class (MFSTotReSe) 776 shares (cost $13,197)	16,056

Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal) 594,177 shares (cost $5,832,947)	6,191,326

Total investments	52,810,432

Accounts receivable	1,210

Total assets	52,811,642

Accounts payable	–

Contract owners’ equity (note 4)	$52,811,642

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	GVITGvtBd
Reinvested dividends	$668,121	72,327	222	1,112	827	112,701	161	258,739
Mortality and expense risk charges (note 2)	(737,212)	(50,691)	(208)	(193)	(725)	(275,094)	(352)	(93,367)

Net investment income (loss)	(69,091)	21,636	14	919	102	(162,393)	(191)	165,372

Proceeds from mutual fund shares sold	14,680,418	830,387	215	195	728	5,294,576	359	2,086,990
Cost of mutual fund shares sold	(17,418,226)	(843,080)	(188)	(202)	(762)	(7,377,994)	(414)	(2,070,818)

Realized gain (loss) on investments	(2,737,808)	(12,693)	27	(7)	(34)	(2,083,418)	(55)	16,172
Change in unrealized gain (loss) on investments	5,249,660	124,938	488	(742)	393	3,028,814	4,394	(51,856)

Net gain (loss) on investments	2,511,852	112,245	515	(749)	359	945,396	4,339	(35,684)

Reinvested capital gains	17,018	1,537	–	–	1,817	–	126	12,915

Net increase (decrease) in contract owners’ equity resulting from operations	$2,459,779	135,418	529	170	2,278	783,003	4,274	142,603

Investment activity:	GVITGrowth	GVITMyMkt	GVITNWFund	MFSTotReSe	NBAMTBal
Reinvested dividends	$1,436	26,993	132,162	318	61,123
Mortality and expense risk charges (note 2)	(22,893)	(13,429)	(195,261)	(221)	(84,778)

Net investment income (loss)	(21,457)	13,564	(63,099)	97	(23,655)

Proceeds from mutual fund shares sold	375,998	732,574	3,830,062	226	1,528,108
Cost of mutual fund shares sold	(850,522)	(732,574)	(3,959,382)	(171)	(1,582,119)

Realized gain (loss) on investments	(474,524)	–	(129,320)	55	(54,011)
Change in unrealized gain (loss) on investments	576,122	–	1,029,826	(553)	537,836

Net gain (loss) on investments	101,598	–	900,506	(498)	483,825

Reinvested capital gains	–	–	–	623	–

Net increase (decrease) in contract owners’ equity resulting from operations	$80,141	13,564	837,407	222	460,170

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPBal		FedAmLead		FedHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(69,091)	74,449	21,636	19,733	14	173	919	729
Realized gain (loss) on investments	(2,737,808)	(4,868,453)	(12,693)	(112,268)	27	3,175	(7)	(3)
Change in unrealized gain (loss) on investments	5,249,660	7,443,163	124,938	423,568	488	(1,603)	(742)	409
Reinvested capital gains	17,018	179,045	1,537	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,459,779	2,828,204	135,418	331,033	529	1,745	170	1,135

Equity transactions:
Purchase payments received from contract owners (note 3)	329,940	808,194	25,197	45,496	–	–	–	–
Transfers between funds	–	–	5,990	213,008	–	–	–	–
Redemptions (note 3)	(12,826,809)	(13,671,052)	(719,351)	(1,188,387)	–	(18,042)	–	–
Annuity benefits	(15,626)	(31,267)	–	(4,234)	–	–	–	–
Annual contract maintenance charges (note 2)	(75,062)	(89,801)	(5,146)	(6,086)	–	–	–	–
Contingent deferred sales charges (note 2)	(9,242)	(10,381)	(333)	(959)	–	–	–	–
Adjustments to maintain reserves	2,598	(17,853)	(39)	3,679	(21)	9	(1)	(1)

Net equity transactions	(12,594,201)	(13,012,160)	(693,682)	(937,483)	(21)	(18,033)	(1)	(1)

Net change in contract owners’ equity	(10,134,422)	(10,183,956)	(558,264)	(606,450)	508	(16,288)	169	1,134
Contract owners’ equity beginning of period	62,946,064	73,130,020	4,095,569	4,702,019	14,852	31,140	13,853	12,719

Contract owners’ equity end of period	$52,811,642	62,946,064	3,537,305	4,095,569	15,360	14,852	14,022	13,853

CHANGES IN UNITS:
Beginning units	2,503,719	3,058,840	371,104	461,567	768	1,743	912	912

Units purchased	81,649	151,549	10,978	26,573	–	–	–	–
Units redeemed	(569,327)	(706,670)	(72,625)	(117,036)	(1)	(975)	–	–

Ending units	2,016,041	2,503,719	309,457	371,104	767	768	912	912

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPGr		FidVIPOv		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$102	263	(162,393)	(265,989)	(191)	(26)	165,372	367,507
Realized gain (loss) on investments	(34)	(1,543)	(2,083,418)	(2,164,305)	(55)	(990)	16,172	183,060
Change in unrealized gain (loss) on investments	393	6,340	3,028,814	2,797,953	4,394	4,043	(51,856)	(558,134)
Reinvested capital gains	1,817	242	–	–	126	–	12,915	178,803

Net increase (decrease) in contract owners’ equity resulting from operations	2,278	5,302	783,003	367,659	4,274	3,027	142,603	171,236

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	107,553	346,569	–	–	46,903	140,045
Transfers between funds	–	–	(149,706)	(372,991)	–	–	(87,619)	(128,623)
Redemptions (note 3)	–	(18,839)	(4,642,213)	(4,982,800)	–	(5,038)	(1,688,755)	(1,770,552)
Annuity benefits	–	–	(8,069)	(17,859)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(29,203)	(35,787)	–	–	(8,466)	(10,118)
Contingent deferred sales charges (note 2)	–	–	(3,376)	(3,603)	–	–	(378)	(802)
Adjustments to maintain reserves	(3)	10	3,118	(12,223)	(17)	5	(73)	304

Net equity transactions	(3)	(18,829)	(4,721,896)	(5,078,694)	(17)	(5,033)	(1,738,388)	(1,769,746)

Net change in contract owners’ equity	2,275	(13,527)	(3,938,893)	(4,711,035)	4,257	(2,006)	(1,595,785)	(1,598,510)
Contract owners’ equity beginning of period	51,858	65,385	23,979,669	28,690,704	24,588	26,594	8,073,893	9,672,403

Contract owners’ equity end of period	$54,133	51,858	20,040,776	23,979,669	28,845	24,588	6,478,108	8,073,893

CHANGES IN UNITS:
Beginning units	2,023	2,805	814,161	993,685	1,671	2,025	299,705	365,935

Units purchased	–	–	15,546	36,356	–	–	12,211	29,077
Units redeemed	–	(782)	(178,577)	(215,880)	(1)	(354)	(75,988)	(95,307)

Ending units	2,023	2,023	651,130	814,161	1,670	1,671	235,928	299,705

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGrowth		GVITMyMkt		GVITNWFund		MFSTotReSe
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(21,457)	(19,795)	13,564	(8,540)	(63,099)	(10,602)	97	(43)
Realized gain (loss) on investments	(474,524)	(709,966)	–	–	(129,320)	(735,542)	55	5,794
Change in unrealized gain (loss) on investments	576,122	845,501	–	–	1,029,826	2,053,248	(553)	(3,856)
Reinvested capital gains	–	–	–	–	–	–	623	–

Net increase (decrease) in contract owners’ equity resulting from operations	80,141	115,740	13,564	(8,540)	837,407	1,307,104	222	1,895

Equity transactions:
Purchase payments received from contract owners (note 3)	4,578	8,675	24,859	31,618	53,641	192,399	–	–
Transfers between funds	73,492	10,794	235,890	83,936	(41,736)	(26,054)	–	–
Redemptions (note 3)	(325,472)	(351,250)	(498,128)	(779,130)	(3,587,772)	(3,235,232)	–	(19,864)
Annuity benefits	–	–	–	–	(4,454)	(5,526)	–	–
Annual contract maintenance charges (note 2)	(2,631)	(2,885)	(1,510)	(2,415)	(19,842)	(23,125)	–	–
Contingent deferred sales charges (note 2)	(216)	(138)	(60)	(1,616)	(4,425)	(2,416)	–	–
Adjustments to maintain reserves	(25)	31	27	9	825	(8,154)	(3)	(2)

Net equity transactions	(250,274)	(334,773)	(238,922)	(667,598)	(3,603,763)	(3,108,108)	(3)	(19,866)

Net change in contract owners’ equity	(170,133)	(219,033)	(225,358)	(676,138)	(2,766,356)	(1,801,004)	219	(17,971)
Contract owners’ equity beginning of period	1,921,281	2,140,314	1,080,892	1,757,030	16,595,110	18,396,114	15,828	33,799

Contract owners’ equity end of period	$1,751,148	1,921,281	855,534	1,080,892	13,828,754	16,595,110	16,047	15,828

CHANGES IN UNITS:
Beginning units	120,486	143,283	66,933	108,259	491,383	589,962	785	1,840

Units purchased	6,506	6,819	27,675	23,913	2,465	13,605	–	–
Units redeemed	(22,524)	(29,616)	(42,329)	(65,239)	(107,950)	(112,184)	–	(1,055)

Ending units	104,468	120,486	52,279	66,933	385,898	491,383	785	785

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTBal
Investment activity:	2005	2004
Net investment income (loss)	$(23,655)	(8,961)
Realized gain (loss) on investments	(54,011)	(1,335,865)
Change in unrealized gain (loss) on investments	537,836	1,875,694
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	460,170	530,868

Equity transactions:
Purchase payments received from contract owners (note 3)	67,209	43,392
Transfers between funds	(36,311)	219,930
Redemptions (note 3)	(1,365,118)	(1,301,918)
Annuity benefits	(3,103)	(3,648)
Annual contract maintenance charges (note 2)	(8,264)	(9,385)
Contingent deferred sales charges (note 2)	(454)	(847)
Adjustments to maintain reserves	(1,190)	(1,520)

Net equity transactions	(1,347,231)	(1,053,996)

Net change in contract owners’ equity	(887,061)	(523,128)
Contract owners’ equity beginning of period	7,078,671	7,601,799

Contract owners’ equity end of period	$6,191,610	7,078,671

CHANGES IN UNITS:
Beginning units	333,788	386,824

Units purchased	6,268	15,206
Units redeemed	(69,332)	(68,242)

Ending units	270,724	333,788

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – International Fund – Class I (ACVPInt)*

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

    Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)*

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

    MFS® VIT – Emerging Growth Series – Initial Class (MFSEmGrSe)*

    MFS® VIT – Total Return Series – Initial Class (MFSTotReSe)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal)

*At December 31, 2005, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year, After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts an annual contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the Eagle Choice contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for the Eagle Choice contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	GVITGvtBd
1.30%	$735,513	50,691	–	–	–	275,094	–	93,367
1.40%	1,699	–	208	193	725	–	352	–

Totals	$737,212	50,691	208	193	725	275,094	352	93,367

	GVITGrowth	GVITMyMkt	GVITNWFund	MFSTotReSe	NBAMTBal
1.30%	$22,893	13,429	195,261	–	84,778
1.40%	–	–	–	221	–

Totals	$22,893	13,429	195,261	221	84,778

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $58,686 and $238,633, respectively, and total transfers from the Account to the fixed account were $203,659 and $389,166, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $911 and $595 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Balanced Fund – Class I
2005	1.30%	309,457	$11.430683	$3,537,305	1.90%	3.57%
2004	1.30%	371,104	11.036175	4,095,569	1.76%	8.35%
2003	1.30%	461,567	10.185550	4,701,314	2.56%	17.91%
2002	1.30%	500,339	8.638585	4,322,221	2.86%	-10.73%
2001	1.30%	637,638	9.677376	6,170,663	3.03%	-4.80%

Federated IS – American Leaders Fund II – Primary Shares
2005	1.40%	767	20.026048	15,360	1.47%	3.56%
2004	1.40%	768	19.338318	14,852	1.91%	8.24%
2003	1.40%	1,743	17.865693	31,140	1.45%	25.91%
2002	1.40%	1,743	14.189555	24,732	1.09%	-21.33%
2001	1.40%	1,743	18.037468	31,439	1.37%	-5.56%

Federated IS – High Income Bond Fund II – Primary Shares
2005	1.40%	912	15.375187	14,022	7.98%	1.22%
2004	1.40%	912	15.189419	13,853	6.87%	8.91%
2003	1.40%	912	13.946223	12,719	7.23%	20.51%
2002	1.40%	912	11.573063	10,555	1.45%	-0.03%
2001	1.40%	11,430	11.576649	132,321	10.39%	-0.05%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.40%	2,023	26.758789	54,133	1.56%	4.39%
2004	1.40%	2,023	25.634055	51,858	1.73%	9.97%
2003	1.40%	2,805	23.310338	65,385	1.69%	28.51%
2002	1.40%	2,805	18.139316	50,881	2.58%	-18.11%
2001	1.40%	10,178	22.151096	225,454	1.70%	-6.29%

Fidelity® VIP – Growth Portfolio – Initial Class
2005	1.30%	651,130	30.612671	19,932,828	0.51%	4.43%
2004	1.30%	814,161	29.314781	23,866,951	0.27%	2.03%
2003	1.30%	993,685	28.730299	28,548,867	0.28%	31.12%
2002	1.30%	1,153,010	21.910904	25,263,491	0.27%	-31.02%
2001	1.30%	1,507,530	31.762055	47,882,251	0.09%	-18.73%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.40%	1,670	17.272664	28,845	0.60%	17.38%
2004	1.40%	1,671	14.714573	24,588	1.20%	12.05%
2003	1.40%	2,025	13.132716	26,594	0.75%	41.36%
2002	1.40%	2,025	9.290009	18,812	0.81%	-21.40%
2001	1.40%	2,025	11.818947	23,933	5.23%	-22.28%

Gartmore GVIT Government Bond Fund – Class I
2005	1.30%	235,928	27.457989	6,478,108	3.56%	1.92%
2004	1.30%	299,705	26.939467	8,073,893	5.45%	1.92%
2003	1.30%	365,935	26.432024	9,672,403	3.19%	0.67%
2002	1.30%	486,609	26.255002	12,775,920	4.27%	9.54%
2001	1.30%	560,807	23.968162	13,441,513	4.85%	5.85%

Gartmore GVIT Growth Fund – Class I
2005	1.30%	104,468	16.762531	1,751,148	0.08%	5.12%
2004	1.30%	120,486	15.946096	1,921,281	0.30%	6.75%
2003	1.30%	143,283	14.937671	2,140,314	0.02%	31.02%
2002	1.30%	174,036	11.401436	1,984,260	0.00%	-29.65%
2001	1.30%	221,588	16.206536	3,591,174	0.00%	-29.08%

Gartmore GVIT Money Market Fund – Class I
2005	1.30%	52,279	16.364776	855,534	2.79%	1.34%
2004	1.30%	66,933	16.148866	1,080,892	0.81%	-0.50%
2003	1.30%	108,259	16.229879	1,757,030	0.62%	-0.68%
2002	1.30%	136,059	16.341409	2,223,396	1.23%	-0.10%
2001	1.30%	247,804	16.358468	4,053,694	3.91%	2.25%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Nationwide® Fund – Class I
2005	1.30%	385,898	$35.688932	$13,772,287	0.87%	6.05%
2004	1.30%	491,383	33.653268	16,536,644	1.22%	8.32%
2003	1.30%	589,962	31.067022	18,328,362	0.55%	25.86%
2002	1.30%	736,315	24.684452	18,175,532	0.81%	-18.43%
2001	1.30%	957,665	30.261368	28,980,253	0.69%	-12.97%

MFS® VIT – Emerging Growth Series – Initial Class
2001	1.40%	8,098	16.633908	134,701	0.00%	-34.43%

MFS® VIT – Total Return Series – Initial Class
2005	1.40%	785	20.441579	16,047	2.00%	1.38%
2004	1.40%	785	20.162536	15,828	0.98%	9.76%
2003	1.40%	1,840	18.369150	33,799	1.70%	14.69%
2002	1.40%	1,840	16.015683	29,469	1.67%	-6.50%
2001	1.40%	1,840	17.128409	31,516	2.13%	-1.16%

Neuberger Berman AMT – Balanced Portfolio® – I Class
2005	1.30%	270,724	22.707466	6,147,456	0.92%	7.77%
2004	1.30%	333,788	21.071030	7,033,257	1.16%	7.89%
2003	1.30%	386,824	19.530231	7,554,762	1.66%	14.77%
2002	1.30%	461,406	17.017286	7,851,878	2.78%	-18.23%
2001	1.30%	621,086	20.810872	12,925,341	1.90%	-14.49%

2005 Reserves for annuity contracts in payout phase:				208,569

2005 Contract owners’ equity				$52,811,642

2004 Reserves for annuity contracts in payout phase:				216,598

2004 Contract owners’ equity				$62,946,064

2003 Reserves for annuity contracts in payout phase:				257,331

2003 Contract owners’ equity				$73,130,020

2002 Reserves for annuity contracts in payout phase:				214,771

2002 Contract owners’ equity				$72,945,918

2001 Reserves for annuity contracts in payout phase:				315,939

2001 Contract owners’ equity				$117,940,192

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company